Pacer Data and Digital Revolution ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 100.0%
Industrials - 7.9%
AAON, Inc.	36	$2,747
Atkore, Inc. (a)	28	3,647
Encore Wire Corp.	13	2,099
Hexatronic Group AB	140	1,712
Johnson Controls International PLC	472	32,837
Legrand SA	183	16,242
Lennox International, Inc.	24	6,255
Nexans SA	30	3,164
nVent Electric PLC	114	4,531
SPX Technologies, Inc. (a)	31	2,325
		75,559
Information Technology - 92.1%
A10 Networks, Inc.	52	805
Advanced Micro Devices, Inc. (a)	697	52,379
Akamai Technologies, Inc. (a)	108	9,607
Alteryx, Inc. (a) - Class A	41	2,275
Ambarella, Inc. (a)	26	2,336
Arista Networks, Inc. (a)	209	26,338
Belden, Inc.	29	2,352
BlackBerry Ltd. (a)	400	1,703
Broadcom, Inc.	178	104,132
Calix, Inc. (a)	44	2,316
Check Point Software Technologies Ltd. (a)	86	10,939
Ciena Corp. (a)	102	5,306
Cisco Systems, Inc.	1,778	86,535
CommScope Holding Co., Inc. (a)	138	1,159
CommVault Systems, Inc. (a)	30	1,867
Computacenter PLC	80	2,184
Confluent, Inc. (a) - Class A	106	2,449
Crowdstrike Holdings, Inc. (a) - Class A	147	15,567
CyberArk Software Ltd. (a)	28	3,945
Datadog, Inc. (a) - Class A	200	14,962
Domo, Inc. (a) - Class A	21	326
Dropbox, Inc. (a) - Class A	192	4,460
DXC Technology Co. (a)	156	4,482
Dynatrace, Inc. (a)	198	7,609
Elastic NV (a)	65	3,825
Extreme Networks, Inc. (a)	90	1,623
F5, Inc. (a)	42	6,202
Fortinet, Inc. (a)	535	28,002
Hewlett Packard Enterprise Co.	883	14,243
Infinera Corp. (a)	149	1,091
Informatica, Inc. (a) - Class A	164	2,919
Intel Corp.	1,786	50,472
InterDigital, Inc.	21	1,469
Juniper Networks, Inc.	222	7,171
MaxLinear, Inc. (a)	54	2,225
Micro Focus International Plc	234	1,533
MicroStrategy, Inc. - Class A (a)	6	1,510
MongoDB, Inc. (a)	47	10,068
Motorola Solutions, Inc.	115	29,556
NEC Networks & System Integration Corp.	104	1,382
NET One Systems Co. Ltd.	58	1,561
NetApp, Inc.	149	9,868
NetScout Systems, Inc. (a)	49	1,573
New Relic, Inc. (a)	47	2,869
Nokia OYJ	3,910	18,478
Nutanix, Inc. (a)	158	4,403
NVIDIA Corp.	566	110,579
Okta, Inc. (a)	104	7,655
Oracle Corp Japan	88	5,995
Palo Alto Networks, Inc. (a)	206	32,680
Pure Storage, Inc. (a)	204	5,904
Qualys, Inc. (a)	26	2,999
Rackspace Technology, Inc. (a)	145	435
Radware Ltd. (a)	31	660
Rapid7, Inc. (a)	40	1,595
Seagate Technology Holdings PLC	142	9,625
Secunet Security Networks AG	4	943
Semtech Corp. (a)	44	1,453
SentinelOne, Inc. (a) - Class A	141	2,128
Snowflake, Inc. (a)	219	34,260
SolarWinds Corp. (a)	110	1,118
Splunk, Inc. (a)	111	10,630
Sumo Logic, Inc. (a)	80	946
Super Micro Computer, Inc. (a)	36	2,604
Telefonaktiebolaget LM Ericsson - Class B	2,109	12,163
Tenable Holdings, Inc. (a)	76	3,057
Teradata Corp. (a)	70	2,442
Trend Micro, Inc. (a)	96	4,717
Varonis Systems, Inc. (a)	76	1,964
VMware, Inc. (a)	291	35,639
Western Digital Corp. (a)	218	9,581
Zscaler, Inc. (a)	98	12,168
		882,016
TOTAL COMMON STOCKS (Cost $1,011,445)		957,575
	Principal Amount
SHORT-TERM INVESTMENTS - 0.0% (b)
Money Market Deposit Accounts - 0.0% (b)
U.S. Bank Money Market Deposit Account 3.300% (c)	$429	429
TOTAL SHORT-TERM INVESTMENTS (Cost $429)		429

Total Investments (Cost $1,011,874) - 100.0%		958,004
Liabilities in Excess of Other Assets - 0.0% (b)		(264)
TOTAL NET ASSETS - 100.0%		$957,740

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 957,575	$ -	$ -	$ -	$ 957,575
Short-Term Investments	429	-	-	-	429
Total Investments in Securities	$ 958,004	$ -	$ -	$ -	$ 958,004

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.